Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid expenses	$ 137	$ 214
Short-term rental prepayment	79
Payment in advance	110	67
Deposit	373	399
Other	23	69
Total	$ 722	$ 749